MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND       Two World Trade Center,
LETTER TO THE SHAREHOLDERS August 31, 2000              New York, New York 10048


DEAR SHAREHOLDER:

Morgan Stanley Dean Witter Tax-Managed Growth Fund commenced operations on April 26, 2000. The Fund seeks long-term growth of capital on an after-tax basis by investing primarily in the common stocks of companies having a stock market capitalization of at least $1 billion. The Fund attempts to reduce the impact of federal taxes on returns by employing tax-management strategies. Morgan Stanley Dean Witter Investment Management Inc. serves as the Fund's sub-advisor.


MARKET OVERVIEW

Increased volatility has marked the U.S. equity markets since the inception of the Fund. While the Standard & Poor's 500 Stock Index(1) (S&P 500(Reg. TM)) increased 4.39 percent for the period ended August 31, 2000, it had been down as much as 5 percent. Growth stocks outperformed value issues as the Russell 1000 Growth Index appreciated 8.28 percent compared to 1.09 percent for the Russell 1000 Value Index. Financial and utility stocks were the dominant contributors to the S&P 500's performance, while communication services and consumer cyclicals were the index's greatest detractors. Early in the period, investors focused on assessing the likelihood of further interest rate increases based on economic indicators and testimony from Federal Reserve Board Chairman Alan Greenspan. In response to the uncertainty, investors rapidly rotated between old- and new-economy stocks. Then in August, they rotated back to new-economy stocks because of continued signs of a soft economic landing. As a result, the technology sector experienced a strong rebound in performance.


------------------
1 The Standard & Poor's 500 Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS August 31, 2000, continued


PERFORMANCE

From its inception through August 31, 2000, the Fund's Class A, B, C and D shares posted total returns of 4.60 percent, 4.40 percent, 4.40 percent and
4.70 percent, respectively. For the same period, the S&P 500 returned 4.39 percent. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's outperformance of its benchmark index was the result of its neutral posture toward technology versus the index weight. The capital goods sector, the Fund's second-largest sector and its largest overweighting versus the S&P 500, was the Fund's second-best-performing sector for the period. Tyco International, the largest holding in the portfolio as of August 31, advanced more than 20 percent since the Fund's inception, making it one of the best performing stocks on both an absolute and a relative basis. Other major contributors to performance results were Maxim Integrated, Juniper Networks and Ciena Corp.


PORTFOLIO STRATEGY

According to Morgan Stanley Dean Witter Investment Management, the Fund's portfolio will generally be diversified among 75 to 100 issues. The portfolio will typically hold a balance of classic growth stocks such as Home Depot, General Electric and Cisco, and less well-known growth names such as Tyco International and United Technologies. A hallmark of the sub-advisor's strategy is its philosophy of opportunistic concentration, of which the Fund's weighting in Tyco is a good example. The Fund can own up to 10 percent of its assets in a single name. The sub-advisor believes that this willingness to invest according to its convictions should lead to attractive performance as well as limit portfolio turnover caused by tight weighting restrictions. In addition, the top ten holdings will typically represent 35 to 45 percent of the portfolio.

Security selection is driven by fundamental equity research, with portfolios built by using a bottom-up approach. The sub-advisor seeks companies with an understandable and compelling business strategy, a strong management team and shareholder orientation, market or niche dominance, and most importantly the prospect of strong earnings growth.


LOOKING AHEAD

Going forward, Morgan Stanley Dean Witter Investment Management believes that long-term fundamentals remain strong across industries. In addition, the sub-advisor continues to feel that the Fed is

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
LETTER TO THE SHAREHOLDERS August 31, 2000, continued


nearing the end of its current cycle of interest-rate increases and, while the global economic backdrop is generally positive, growth is not too strong in all areas of the world. This scenario provides a favorable environment for growth stocks.

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Managed Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                           [GRAPHIC OMITTED]

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS August 31, 2000


 NUMBER OF
  SHARES                                                        VALUE
-----------                                                  ------------
                    COMMON STOCKS (96.5%)
                    Advertising/Marketing Services (0.4%)
   9,100            Omnicom Group, Inc. ..................   $    759,281
                                                             ------------
                    Aerospace & Defence (3.4%)
  43,500            General Dynamics Corp. ...............      2,737,781
  63,200            General Motors Corp. (Class H)* ......      2,093,500
  23,900            Textron, Inc. ........................      1,339,894
                                                             ------------
                                                                6,171,175
                                                             ------------
                    Apparel/Footwear Retail (0.7%)
  59,800            Limited, Inc. (The) ..................      1,196,000
                                                             ------------
                    Beverages: Non-Alcoholic (0.9%)
  38,200            PepsiCo, Inc. ........................      1,628,275
                                                             ------------
                    Beverages: Alcoholic (1.1%)
  26,100            Anheuser-Busch Companies, Inc. .......      2,057,006
                                                             ------------
                    Biotechnology (1.2%)
  11,000            Amgen Inc.* ..........................        833,937
   5,000            Bruker Daltonics, Inc. ...............        251,250
   7,900            MedImmune, Inc.* .....................        664,587
     700            Millennium Pharmaceuticals, Inc.* ....        100,187
   9,700            Tularik Inc. .........................        323,737
                                                             ------------
                                                                2,173,698
                                                             ------------
                    Broadcasting (2.8%)
  69,700            Clear Channel Communications, Inc.* ..      5,044,537
                                                             ------------
                    Cable/Satellite TV (2.1%)
104,600             AT&T Corp. - Liberty Media
                      Group (Class A)* ...................      2,235,825
 44,000             Comcast Corp. (Class A Special)*......      1,639,000
                                                             ------------
                                                                3,874,825
                                                             ------------
                    Computer Communications (5.7%)
130,200             Cisco Systems, Inc.* .................      8,918,700
  5,900             Juniper Networks, Inc.* ..............      1,261,125
  2,800             McDATA Corp. - (Class B) .............        301,175
                                                             ------------
                                                               10,481,000
                                                             ------------
                    Computer Peripherals (1.8%)
 26,000             EMC Corp.* ...........................      2,548,000
 12,200             Seagate Technology, Inc.* ............        724,375
                                                             ------------
                                                                3,272,375
                                                             ------------
                    Computer Processing Hardware (3.5%)
 10,700             Hewlett-Packard Co. ..................      1,292,025
 14,500             International Business Machines
                      Corp. ..............................      1,914,000
 25,200             Sun Microsystems, Inc.* ..............      3,198,825
                                                             ------------
                                                                6,404,850
                                                             ------------
                    Discount Stores (1.1%)
  9,900             Dollar Tree Stores, Inc.* ............   $    401,569
 35,100             Wal-Mart Stores, Inc. ................      1,665,056
                                                             ------------
                                                                2,066,625
                                                             ------------
                    Electronic Equipment/Instruments (1.5%)
  3,600             Exfo Electro-Optical Engineering
                      Inc. (Canada)* .....................        204,300
  7,924             Gemstar-TV Guide International, Inc. .        715,141
 14,550             JDS Uniphase Corp.* ..................      1,811,248
                                                             ------------
                                                                2,730,689
                                                             ------------
                    Electronic Production Equipment (2.1%)
 38,800             Applied Materials, Inc.* .............      3,348,925
 10,400             ASM Lithography Holding NV
                      (Netherlands)* .....................        396,500
                                                             ------------
                                                                3,745,425
                                                             ------------
                    Engineering & Construction (0.3%)
 20,400             Spectrasite Holdings, Inc.* ..........        478,125
                                                             ------------
                    Finance/Rental/Leasing (0.9%)
 37,600             Freddie Mac ..........................      1,583,900
                                                             ------------
                    Financial Conglomerates (3.0%)
 29,500             American Express Co. .................      1,744,187
 62,667             Citigroup, Inc. ......................      3,658,167
                                                             ------------
                                                                5,402,354
                                                             ------------
                    Food Retail (0.7%)
 25,000             Safeway Inc.* ........................      1,232,812
                                                             ------------
                    Food: Major Diversified (0.7%)
 19,900             Quaker Oats Company (The) ............      1,351,956
                                                             ------------
                    Food: Specialty/Candy (0.4%)
 17,400             Keebler Foods Co. ....................        797,137
                                                             ------------
                    Home Improvement Chains (2.5%)
 94,600             Home Depot, Inc. (The) ...............      4,546,712
                                                             ------------
                    Hospital/Nursing Management (0.3%)
 18,000             HCA-The Healthcare Corp. .............        621,000
                                                             ------------
                    Household/Personal Care (0.5%)
 14,000             Procter & Gamble Co. .................        865,375
                                                             ------------
                    Industrial Conglomerates (14.0%)
140,900             General Electric Co. .................      8,269,069
182,900             Tyco International Ltd. (Bermuda) ....     10,425,300
109,300             United Technologies Corp. ............      6,824,419
                                                             ------------
                                                               25,518,788
                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS August 31, 2000, continued


 NUMBER OF
  SHARES                                                          VALUE
-----------                                                    ------------
                    Information Technology Services (0.3%)
   4,600            StorageNetworks, Inc.* .................   $    466,900
                                                               ------------
                    Internet Software/Services (3.0%)
  64,100            America Online, Inc.* ..................      3,757,862
   2,500            Inktomi Corp.* .........................        325,937
   5,900            RealNetworks, Inc.* ....................        287,256
     300            TeleCommunication Systems, Inc.
                      (Class B) ............................          8,606
   2,100            VeriSign, Inc.* ........................        417,638
   5,650            Yahoo! Inc.* ...........................        686,475
                                                               ------------
                                                                  5,483,774
                                                               ------------
                    Major Banks (2.8%)
  52,800            Bank of New York Co., Inc. .............      2,768,700
  15,200            Chase Manhattan Corp. (The) ............        849,300
  34,800            FleetBoston Financial Corp. ............      1,485,525
                                                               ------------
                                                                  5,103,525
                                                               ------------
                    Major Telecommunications (2.8%)
  29,900            AT&T Corp. .............................        941,850
  66,608            Verizon Communications .................      2,905,774
  34,500            WorldCom, Inc.* ........................      1,259,250
                                                               ------------
                                                                  5,106,874
                                                               ------------
                    Media Conglomerates (0.7%)
  19,532            Viacom, Inc. (Class B) (Non-Voting)* ...      1,314,748
                                                               ------------
                    Medical Specialties (0.4%)
   8,100            PE Corporation-PE Biosystems Group .....        796,838
                                                               ------------
                    Multi-Line Insurance (1.1%)
  22,050            American International Group, Inc. .....      1,965,206
                                                               ------------
                    Packaged Software (3.9%)
  57,100            Microsoft Corp.* .......................      3,986,294
  35,100            Oracle Corp.* ..........................      3,191,906
                                                               ------------
                                                                  7,178,200
                                                               ------------
                    Pharmaceuticals: Major (10.5%)
  18,500            Abbott Laboratories ....................        809,375
  36,600            American Home Products Corp. ...........      1,983,263
  26,500            Bristol-Myers Squibb Co. ...............      1,404,500
  24,900            Johnson & Johnson ......................      2,289,244
  14,300            Lilly (Eli) & Co. ......................      1,043,900
  22,900            Merck & Co., Inc. ......................      1,600,138
 165,125            Pfizer Inc. ............................      7,141,656
  40,300            Pharmacia Corp. ........................      2,360,069
  15,100            Schering-Plough Corp. ..................        605,888
                                                               ------------
                                                                 19,238,033
                                                               ------------
                    Semiconductors (9.4%)
  3,400             Analog Devices, Inc.* ..................   $    341,700
  3,800             Broadcom Corp. (Class A)* ..............        950,000
  8,800             Infineon Techologies AG (ADR)
                      (Germany)* ...........................        580,250
110,800             Intel Corp. ............................      8,296,150
 14,700             Intersil Holding Corp. (Class H)* ......        793,800
 31,000             Maxim Integrated Products, Inc.*........      2,718,313
  2,600             PMC - Sierra, Inc.* ....................        613,600
 43,600             Texas Instruments, Inc. ................      2,918,475
                                                               ------------
                                                                 17,212,288
                                                               ------------
                    Specialty Stores (0.6%)
 27,600             Tiffany & Co. ..........................      1,148,850
                                                               ------------
                    Specialty Telecommunications (0.7%)
 13,816             Global Crossing Ltd. (Bermuda)*.........        415,344
  8,800             Pinnacle Holdings, Inc.* ...............        354,200
 10,100             TyCom, Ltd. ............................        420,413
                                                               ------------
                                                                  1,189,957
                                                               ------------
                    Telecommunication Equipment (7.4%)
 41,400             American Tower Corp. (Class A)*.........      1,503,338
  6,300             CIENA Corp.* ...........................      1,396,631
  6,400             Corning Inc. ...........................      2,098,800
  2,200             Corvis Corp.* ..........................        228,388
 37,900             Lucent Technologies Inc. ...............      1,584,694
    900             Microtune, Inc. ........................         49,050
 42,000             Motorola, Inc. .........................      1,514,625
 64,100             Nortel Networks Corp. (Canada) .........      5,228,156
                                                               ------------
                                                                 13,603,682
                                                               ------------
                    Wireless Communications (1.3%)
 12,700             AT&T Wireless Group, Inc. ..............        332,581
 36,100             Crown Castle International Corp.*.......      1,252,219
 11,700             Nextel Communications, Inc. (Class A)*..        648,619
  3,700             SBA Communications Corp.* ..............        165,113
                                                               ------------
                                                                  2,398,532
                                                               ------------
                    TOTAL COMMON STOCKS
                    (Cost $162,246,341).....................    176,211,327
                                                               ------------
                    PREFERRED STOCK (0.3%)
                    Media Conglomerates
 12,000             News Corporation Ltd. (The)
                      (ADR) (Australia) (Cost $522,323) ....        531,000
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
PORTFOLIO OF INVESTMENTS August 31, 2000, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                     VALUE
-----------                                 ------------
            SHORT-TERM INVESTMENT (2.9%)
            REPURCHASE AGREEMENT
   $5,428   The Bank of New York
              6.438% due 09/01/00
              (dated 08/31/00;
              proceeds $5,429,117) (a)
              (Cost $5,428,147)...........  $  5,428,147
                                            ------------
TOTAL INVESTMENTS
(Cost $168,196,811) (b).........     99.7%   182,170,474

OTHER ASSETS IN EXCESS OF
LIABILITIES ....................      0.3        469,833
                                    -----   ------------
NET ASSETS .....................    100.0%  $182,640,307
                                    =====   ============

------------------
ADR    American Depository Receipt.
 *     Non-income producing security.
(a) Collateralized by $2,322,779 U.S. Treasury Note 6.625% due 02/15/27 valued at $2,554,489 and $2,969,135 U.S. Treasury Note 5.25% due 05/31/01
       valued at $2,983,264.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,370,624 and the aggregate gross unrealized depreciation is $5,396,961, resulting in net unrealized appreciation of $13,973,663.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000


ASSETS:
Investments in securities, at value
  (cost $168,196,811) .......................................    $182,170,474
Receivable for:
  Shares of beneficial interest sold ........................         884,300
  Dividends .................................................         100,325
Deferred offering costs .....................................          70,340
Prepaid expenses and other assets ...........................          11,077
                                                                 ------------
  TOTAL ASSETS ..............................................     183,236,516
                                                                 ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased .................         139,128
  Plan of distribution fee ..................................         136,471
  Investment management fee .................................         126,000
  Investments purchased .....................................         102,368
Offering costs ..............................................           1,002
Accrued expenses and other payables .........................          91,240
                                                                 ------------
  TOTAL LIABILITIES .........................................         596,209
                                                                 ------------
  NET ASSETS ................................................    $182,640,307
                                                                 ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................................    $173,815,979
Net unrealized appreciation .................................      13,973,663
Net realized loss ...........................................      (5,149,335)
                                                                 ------------
  NET ASSETS ................................................    $182,640,307
                                                                 ============
CLASS A SHARES:
Net Assets ..................................................     $18,694,620
Shares Outstanding (unlimited authorized, $.01 par value) ...       1,786,774
  NET ASSET VALUE PER SHARE .................................          $10.46
                                                                       ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ...........          $11.04
                                                                       ======
CLASS B SHARES:
Net Assets ..................................................    $136,498,357
Shares Outstanding (unlimited authorized, $.01 par value) ...      13,080,278
  NET ASSET VALUE PER SHARE .................................          $10.44
                                                                       ======
CLASS C SHARES:
Net Assets ..................................................     $27,133,425
Shares Outstanding (unlimited authorized, $.01 par value) ...       2,600,122
  NET ASSET VALUE PER SHARE .................................          $10.44
                                                                       ======
CLASS D SHARES:
Net Assets ..................................................        $313,905
Shares Outstanding (unlimited authorized, $.01 par value) ...          29,976
  NET ASSET VALUE PER SHARE .................................          $10.47
                                                                       ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the period April 26, 2000* through August 31, 2000


NET INVESTMENT LOSS:
INCOME
Dividends .........................................    $    360,001
Interest ..........................................         208,397
                                                       ------------
   TOTAL INCOME ...................................         568,398
                                                       ------------
EXPENSES
Investment management fee .........................         483,762
Plan of distribution fee (Class A shares) .........          16,253
Plan of distribution fee (Class B shares) .........         416,877
Plan of distribution fee (Class C shares) .........          86,287
Registration fees .................................          65,080
Transfer agent fees and expenses ..................          41,763
Professional fees .................................          40,500
Offering costs ....................................          37,855
Shareholder reports and notices ...................           8,500
Custodian fees ....................................           4,974
Trustees' fees and expenses .......................           3,170
Other .............................................           3,791
                                                       ------------
   TOTAL EXPENSES .................................       1,208,812
                                                       ------------
   NET INVESTMENT LOSS ............................        (640,414)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .................................      (5,149,335)
Net unrealized appreciation .......................      13,973,663
                                                       ------------
   NET GAIN .......................................       8,824,328
                                                       ------------
NET INCREASE ......................................    $  8,183,914
                                                       ============

------------
* Commencement of operations.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE PERIOD
                                                                            APRIL 26, 2000*
                                                                                THROUGH
                                                                            AUGUST 31, 2000
                                                                           ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .....................................................    $   (640,414)
Net realized loss .......................................................      (5,149,335)
Net unrealized appreciation .............................................      13,973,663
                                                                             ------------
   NET INCREASE .........................................................       8,183,914
Net increase from transactions in shares of beneficial interest .........     174,356,393
                                                                             ------------
   NET INCREASE .........................................................     182,540,307
NET ASSETS:
Beginning of period .....................................................         100,000
                                                                             ------------
   END OF PERIOD ........................................................    $182,640,307
                                                                             ============

---------------
* Commencement of operations.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Managed Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital on an after-tax basis. The Fund seeks to achieve its objective by investing primarily in common stocks of companies having stock market values or capitalizations of at least $1 billion. The Fund was organized as a Massachusetts business trust on December 27, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 26, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000, continued


comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

F. OFFERING COSTS - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $108,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000, continued


Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,108,984 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,700, $75,233 and $7,103, respectively and received $28,530 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000, continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended August 31, 2000 aggregated $195,136,148, and $27,218,148, respectively.

For the period ended August 31, 2000, the Fund incurred brokerage commissions of $4,835 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $100.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE PERIOD
                                            APRIL 26, 2000*
                                                THROUGH
                                            AUGUST 31, 2000
                                    --------------------------------
                                       SHARES            AMOUNT
                                    -------------   ----------------
CLASS A SHARES
Sold ...........................      2,105,376       $ 21,026,014
Redeemed .......................       (321,102)        (3,259,702)
                                      ---------       ------------
Net increase - Class A .........      1,784,274         17,766,312
                                      ---------       ------------
CLASS B SHARES
Sold ...........................     13,438,151        133,961,982
Redeemed .......................       (360,373)        (3,591,890)
                                     ----------       ------------
Net increase - Class B .........     13,077,778        130,370,092
                                     ----------       ------------
CLASS C SHARES
Sold ...........................      2,691,429         26,873,820
Redeemed .......................        (93,807)          (929,749)
                                     ----------       ------------
Net increase - Class C .........      2,597,622         25,944,071
                                     ----------       ------------
CLASS D SHARES
Sold ...........................         27,476            275,918
                                     ----------       ------------
Net increase in Fund ...........     17,487,150       $174,356,393
                                     ==========       ============

---------------
*   Commencement of operations.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS August 31, 2000, continued


6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $5,149,000 during fiscal 2000.

At August 31, 2000, the Fund had temporary book/tax differences attributable to post-October losses and permanent book/tax differences attributable to a net operating loss and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $640,414.

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                   FOR THE PERIOD APRIL 26, 2000* THROUGH AUGUST 31, 2000**
                                                   --------------------------------------------------------
                                                      CLASS A       CLASS B       CLASS C      CLASS D
                                                      SHARES        SHARES        SHARES       SHARES
-----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $10.00        $10.00        $10.00       $10.00
                                                      ------        ------        ------       ------
Income (loss) from investment operations:
  Net investment loss ............................     (0.02)        (0.04)        (0.04)       (0.01)
  Net realized and unrealized gain ...............      0.48          0.48          0.48         0.48
                                                      ------        ------        ------       ------
Total income from investment operations .........       0.46          0.44          0.44         0.47
                                                      ------        ------        ------       ------
Net asset value, end of period ..................     $10.46        $10.44        $10.44       $10.47
                                                      ======        ======        ======       ======

TOTAL RETURN+(1) ...............................        4.60 %        4.40 %        4.40 %       4.70 %

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses ........................................       1.46 %        2.21 %        2.21 %       1.21 %
Net investment loss .............................      (0.46)%       (1.21)%       (1.21)%      (0.21)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........    $18,695      $136,498       $27,133         $314
Portfolio turnover rate (1) .....................         17 %          17 %          17 %         17 %

-------------
 *    Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Tax-Managed Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the period April 26, 2000 (commencement of operations) to August 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Managed Growth Fund as of August 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period April 26, 2000 (commencement of operations) to August 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 10, 2000

MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND
CHANGE IN INDEPENDENT ACCOUNTANTS


On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The report of PricewaterhouseCoopers LLP on the financial statement of the Fund as of
February 22, 2000 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

From February 22, 2000 through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

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





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


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.





MORGAN STANLEY
DEAN WITTER
TAX-MANAGED
GROWTH FUND


[GRAPHIC OMITTED]


ANNUAL REPORT
AUGUST 31, 2000